Employee Benefits	12 Months Ended
Dec. 31, 2020
Employee Benefits
Employee Benefits

17. Employee Benefits

	2020	2019	2018
	(€ in thousands)
Wages and salaries	13,251	13,187	11,558
Social security costs	1,710	1,433	1,346
Pension costs — defined contribution plans	1,037	910	868
Equity-settled share based payments	7,838	5,948	3,224
	23,836	21,478	16,996
Average number of employees for the period	156.3	139.8	127.7

Employees per activity at December 31 (converted to FTE):

	December 31, 2020	December 31, 2019	December 31, 2018
Research and Development	113.8	118.3	89.2
General and Administrative	36.6	36.1	29.6
Total number of employees at December 31 (converted to FTE)	150.4	154.4	118.8

Of all employees 135.3 FTE are employed in the Netherlands (2019: 143.1 FTE).

Included in the wages and salaries for 2020 is a credit of € 1,379,000  (2019: € 714,000, 2018: € 1,294,000) with respect to WBSO subsidies.